Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Summary of prepaid expenses and other current assets

	June 30,	December 31,
	2021	2020
Deferred offering costs	$2,015	$—
Prepaid expenses	984	646
Security deposits	259	259
VAT receivable	913	975
Prepaid taxes	—	29
Interest receivable	1	1
Total	$4,172	$1,910

	December 31,
	2020	2019
Prepaid expenses	$646	$507
Security deposits	259	—
VAT receivable	975	1,214
Prepaid taxes	29	231
Interest receivable	1	1
	$1,910	$1,953